Cover	Jan. 31, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2020
Entity File Number	001-10897
Entity Registrant Name	CAROLINA FINANCIAL CORPORATION
Entity Central Index Key	0000870385
Entity Tax Identification Number	57-1039673
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	288 Meeting Street
Entity Address, City or Town	Charleston
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29401
City Area Code	(843)
Local Phone Number	723-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	CARO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable